Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Ordinary shares, subject to possible repurchase, shares issued	2,295,400	2,295,400	2,295,400	2,295,400
Ordinary shares , subject to possible repurchase, repurchase price per share	$ 10.036	$ 10.036	$ 10.036	$ 10.036
Preferred shares, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0	0	0
Ordinary shares, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000